 *  CONFIDENTIAL DISCUSSION MATERIALS  PROVIDING CUSTOMIZED INVESTMENT SOLUTIONSFor Global Institutions Across Alternative Strategies Since 2001  GENERAL PRESENTATION  Date of Meeting

Table of Contents

Section I	Firm Overview
Section II	Investment Solutions Overview
Section III	Investment Philosophy and Process
Section IV	Commingled Fund Portfolios
Section V	How We Work with Clients
Appendix A	Summary of Key Terms
Appendix B	Additional Performance Detail
Appendix C	Aetos Funds
Appendix D	Biographies
Appendix E	Notes and Disclosures

AETOS

2

 *  FIRM OVERVIEW  SECTION I

Aetos Overview

Investment-led organization
Co-founded by the former Chief Investment Officer of the Stanford Management Company, and the former President of Morgan Stanley's Institutional Funds business

Solutions that meet multiple investment needs
Commingled funds • Customized portfolios • Co-investments • Advisory • OCIO (traditional and alternative asset classes)

Customization as a core focus
Building customized portfolios has been at the heart of our firm starting with our first client

Commitment to independence
As an independently-owned firm, our interests are aligned with those of our clients

Year Founded	Assets Under Management
[Date]	$xx

Employees[1]	% Women and/ or Minorities
xx	xx%

Office Locations	% Customized Portfolios
Menlo Park, CA New York, NY	xx%

We are an investment-led firm serving clients across hedge funds and adjacent strategies

Asset data as of [Date].
[1] Includes IT Consultant working with Aetos since [Date].

AETOS
4

 *  Key Attributes  Our success is centered on our distinctions as a trusted, independent and innovative partner

 *  Asset Base Composition  Data as of [Date].  Our flexible and highly collaborative approach in meeting client objectives has driven our asset growth  Focus on building meaningful relationships with clients who share our longer-term investment viewCustomized client solutions that encompass diversified, strategy specific and niche opportunities  Diverse Investment Offerings  Institutional Client Base  AUM Pie Chart by Client Type(Updated Quarterly)  AUM Pie Chart by Strategy(Updated Quarterly)

 *  Investment Committee  Investment Committee  Investment Committee  Investment Committee  Investment Committee  Investment Committee  Investment Committee                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                Portfolio Management and Research    Operational, Business and Legal Due Diligence    Client Relations and Business Development     Information Technology                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    Office Administration and Management                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title    [Professional’s Name]Title    Human Resources    [Professional’s Name]Title                [Professional’s Name]Title        [Professional’s Name]Title    [Professional’s Name]Title                [Professional’s Name]Title                            [Professional’s Name]Title              Organizational Chart   Partners1 IT Consultant working with Aetos since [Date].  We maintain a deep team of professionals where approximately xx% are partners

 *  Strong Capital Markets Background  Name  Title  Prior Experience  Education  Years at Aetos  Years of Industry Experience  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx  [Professional’s Name]  Title  Previous Work Experience  Educational Institutions and Degrees  xx  xx        AVERAGE  xx  xx  Our senior investment professionals’ past experience provides us with strong investment perspectives

 *  INVESTMENT SOLUTIONS OVERVIEW  SECTION II

 *  A History of Innovative Solutions  [Date]  Present  [Date]Founded by [Professional’s Name], former CIO of Stanford University Endowment, and [Professional’s Name], former President of Morgan Stanley’s Institutional Funds business1st separate account established   [Date]Launched SEC-registered commingled hedge fund of funds  [Date]1st multi-asset class OCIO relationship  [Date]Direct investment targeting the subprime opportunity  [Date]Awarded multiple opportunistic credit mandates  [Date]Launched commingled opportunistic co-investment vehicle  [Date]1st credit opportunities portfolio, including drawdown funds  [Date]Awarded activist mandates  [Date]Awarded advisory hedge fund mandate for a large university endowment  [Date]1st opportunistic co-investment: European real estate  [Date]Awarded opportunistic portfolio mandates with allocations to co-investments  We have a long history of capitalizing on idiosyncratic opportunities and providing innovative solutions to clients  [Date]Began due diligence on strategies to help a client reduce its carbon footprint

 *  Comprehensive Alternative Investment Offerings  We work with clients to tailor solutions that meet their diverse investment objectives and preferences  Commingled Funds    Customized Solutions    Opportunistic / Co-Investments   SEC-registered strategy-specific funds: Standalone long/short equity, distressed credit, arbitrage strategies offeringsDiversified portfolios: Portfolios with customizable allocations across the spectrum of hedge fund strategies    Discretionary portfolios: Specialty and diversified mandates implemented through separate account or fund-of-one structuresAdvisory portfolios solutions: Assistance in building direct hedge fund portfolios    Idiosyncratic opportunities: Ability to capitalize on intellectual capital of underlying managers by co-investing in high-conviction ideasCustomized access: Option to invest through a closed-end commingled fund or individual separate accounts

Commitment to Social Responsibility

Firmwide Initiatives

- PRI signatory and member of PRI's equity hedge fund strategy working group
- xx% of staff minority and/or female
- Encourage employee commitment to charitable initiatives by providing paid-time off for volunteer activities and establishing and seeding donor-advised funds for employees

Signatory of:

PRI Principles for Responsible Investment

ESG Screening in Investment Process

Assess hedge fund managers' level of ESG commitment → Screen underlying manager portfolios on ESG factors → Assign rankings to rate managers' level of integration →

Socially Responsible Portfolios

- Research capabilities to build customized portfolios designed to meet clients' ESG objectives
- Solutions can be implemented through incorporation of ESG factors, sustainability/thematic -focused investment approaches or negative screening

Incorporating ESG factors through absolute return strategies can provide diversification and uncorrelated returns while meeting a client's socially responsible objectives

AETOS

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 *  Advisory Capabilities  Aetos offers a full range of advisory services to clients building direct hedge fund programs and wishing to retain investment discretion  Execution and Administration  Negotiate subscription documents and oversee the trade and fund flow for all subscriptions and redemptions  Advisory clients can leverage our resources and expertise to create best-in-class hedge fund programs  Portfolio Monitoring  Perform ongoing monitoring on managers and recommend portfolio repositioning  Reporting and Servicing  Provide customized reporting and regular portfolio updates with senior investment personnel  Portfolio Design  Establish overall portfolio goals including risk/return parameters, diversification objectives and asset allocation  Transition Management  Develop and manage strategy to minimize time out of market  Manager Evaluation  Source and perform investment and operational due diligence on potential managers

 *  Outsourced CIO Capabilities  Flexible Approach to Incorporating Client Involvement in Decision-Making  Flexible Approach to Incorporating Client Involvement in Decision-Making  Investment Process  Sample Level of Client Involvement  Risk/Return Profile    Asset Allocation    Manager Selection    Portfolio Monitoring    Low  High  Low  High  Low  High  Low  High  Total Portfolio Management  Total Outsourced Hedge Funds Management  Specific Strategy Management  Aetos OCIO Capabilities  Serving as an OCIO since [Date], we invest across the full range of asset classes and draw upon our co-founder’s prior experience as the CIO of the Stanford Management Company

 *  INVESTMENT PHILOSOPHY AND PROCESS  SECTION III

Investment Philosophy

Capital Preservation

- **Integrated Risk Management:** Incorporate risk management into each step of investment process, both investment and operational
- **Institutional-Quality Managers:** Focus on managers with strong infrastructures and controls capable of generating repeatable patterns of returns
- **Low Beta Portfolios:** Invest in hedged managers to create portfolios diversified by manager, strategy and position

Differentiated Alpha Sources

- **Research Intensive Process:** Leverage robust research platform and deep capital markets expertise to assess idiosyncratic themes and evaluate the broad opportunity set through market cycles
- **Marginal Provider of Capital:** Emphasize strategies where we can earn premiums as a liquidity provider across different markets
- **Macroeconomic Positioning:** Focus on macroeconomic and capital markets research to identify evolving market dynamics

Our approach is centered on the twin goals of preserving capital and maximizing alpha across the spectrum of hedge fund strategies

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Investment Strategies

Liquidity-Driven Strategies *Marginal provider of capital*	Skill-Driven Strategies *Fundamental research to capitalize on mispricings*
Event Driven Distressed Credit Merger Arbitrage Event Driven Arbitrage Special Situations	**Long/Short Equity** Short-Biased Equity Directional Equity Equity Market Neutral Sector Funds
Arbitrage and Relative Value Convertible Arbitrage Statistical Arbitrage Capital Structure Arbitrage Fixed Income Arbitrage Relative Value Arbitrage	**Tactical Trading** Global TAA Fundamental Macro Currency Strategies Systematic Macro CTA

Our investment framework helps us determine the key drivers of manager performance, develop forward-looking views and set risk and return expectations

AETOS

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 *  Investment Process  We employ a highly disciplined process where risk management is integrated in every step   Integrated Risk Management  Due diligence on managers sourced using our proprietary database and extensive network  Portfolios customized to clients’ specific investment objectives and parameters within a strong risk management framework  Macro Positioning and Strategy Allocation  Manager Evaluation and Selection  Portfolio Construction   Ongoing Monitoring  Ongoing quantitative and qualitative analysis on underlying managers and portfolios  Proprietary macroeconomic and market research and manager-specific insights to form our top-down views

 *  Integrated Research Database and Risk Systems  Return-, position-, exposure- and factor-based evaluation and customized peer group analysis by manager    Risk aggregation across managers and strategies, stress testing, sensitivity analysis and portfolio construction tools    Library of fund documents, research reports and proprietary due diligence documents    Fund universe tracking, meeting notes database and cross-reference tools for manager personnel    [Name](Aetos Proprietary System)  Our proprietary database and suite of custom applications support our research, monitoring and risk management processes  Images of Research Database  Images of Manager Analytics  Images of Portfolio and Risk Management Tools  Images of Document Repository

 *  Key Personnel and Team Structure  Investment Team  The Investment Committee works with our broader investment team to perform manager due diligence and monitoring  Our team-based approach encourages an ownership mindset over investments and portfolios  The entire Investment Team convenes twice monthly Portfolio Management Group meetings to discuss diligence findings  [Professional’s Name]Title(Holds Veto Power)  [Professional’s Name]Title(Holds Veto Power)  [Professional’s Name]Title  [Professional’s Name]Title  Investment Committee  The Investment Committee has the ultimate decision making authority for manager allocation and termination decisions  Portfolio Management and Research TeamMade up of generalist and sector-specific analysts who are responsible for championing a manager through our process Team members document investment findings in proprietary investment memos and manager notes database  Operational, Legal and Business Due Diligence TeamConsists of specialists in operations, legal, compliance, audit, counterparty and valuation risk Team members document operational findings in proprietary due diligence worksheets and risk scorecards

 *  Macro Positioning and Strategy Allocation   Aetos regularly analyzes fundamental data and capital market trends Aetos has over xx manager meetings a year  Proprietary Economic and Capital Markets Research   Underlying Managers’ Insights  Our strategy allocation views are informed by top-down research and bottom-up manager insights  Images of Proprietary Analysis  Images of Manager Analysis

Manager Evaluation and Selection

Aetos often approached by managers seeking new capital

~XX

- Extensive universe of established and emerging funds
- Leverage network and relationships of investment professionals
- Proprietary database for constant information flow

Senior PMs involved in sourcing and evaluation

~XX

- Initial evaluation by investment team
- Qualitative assessment of manager's "edge"
- Quantitative analysis of track record

Iterative dialogue between operational risk and investment teams

~XX

- Comprehensive assessment by senior investment members
- Evaluation by operational due diligence team
- Onsite visits with manager personnel at all levels

Both Chief Investment Officer and Chief Risk Officer hold veto power

~XX

- Investment Committee approval
- Independent veto power
- Negotiate terms

Our due diligence process focuses on a subset of managers that are of institutional quality and qualified by experience and pedigree within their investment strategies

AETOS

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Manager Evaluation and Selection: Investment Due Diligence

Analysis of Managers' Alpha Generation

- Individual security analysis
- Return decomposition
- Alpha contribution
- Beta analyses
- Peer group comparison
- Factor exposures
- Correlations
- Concentration
- Return volatility
- Contribution to risk


Quantitative Assessments
Qualitative Assessments

Evaluation of Managers' Organization

- Philosophy
- Investment process
- Pedigree
- Risk management framework
- Organizational structure
- Business model
- GP investment
- Firm culture

We focus on managers that demonstrate strong investment as well as business skill

AETOS

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 *  Manager Evaluation and Selection: Operational, Business and Legal Due Diligence  Our dedicated team of operational, business and legal due diligence professionals is focused on minimizing “uncompensated for” operational risk  4. Independent Verification  Formal and informal background checks and verification of third-party service provider relationships  1. Document Review  Comprehensive evaluation and negotiation of all pertinent operational, legal, regulatory and financial documentation  2. Onsite Visit  In-depth evaluation of a manager’s control environment across front, middle and back office functions  3. Follow-Up  Further inquiry on topics arising during document review or from onsite visit  Operational due diligence is integrated from the beginning of our manager evaluation process

Portfolio Construction

Opportunistic Managers

- **Description:** Niche and tactical managers focusing on markets where our research indicates specific opportunities may exist
- **Example:** Short credit manager where leverage is actively managed to desired beta

Satellite Managers

- **Description:** Strategy, sector and/or geographic specialists that have an edge and diversifying portfolio effect
- **Example:** Long/short equity manager trading across the healthcare and biotech space

Core Managers

- **Description:** Event and global/multi-sector managers that are able to shift their portfolios according to market conditions
- **Examples:**
  - Diversified, global long/short equity manager pursuing a GARP approach
  - Event manager marrying deep company research with corporate event expertise

Aetos utilizes a "core/satellite" approach where portfolios have diversified alpha sources, yet are relatively concentrated by manager

AETOS

25

Ongoing Monitoring

- Comprehensive monthly manager and portfolio monitoring is led by senior investment professionals, including Aetos' Chief Investment Officer

- Information is exchanged formally during regularly-scheduled meetings and discussions:
  - Weekly Market Review
  - Semi-Monthly Portfolio Management Group Meeting
  - Monthly Portfolio Review
  - Monthly Cash Flow Meeting
  - Monthly Pricing Committee Meeting

Capital Market Environment
Weekly evaluation of over xx economic and market factors

Manager Review
Monthly analysis of manager returns, positions, exposures and positioning

Valuation Validation
Monthly review of manager NAVs based on proprietary return, regression and peer analyses

Portfolio Positioning
Quarterly portfolio construction optimizations and manager co-variances

Operational Environment
Formal annual re-underwriting of managers from an operational perspective

Our monitoring process is designed to inform our views on the relative opportunity sets across strategies and continually underwrite the investment case for each underlying manager

AETOS
26

Risk Management

Four Constituents of Risk

Manage

"compensated for" risks

quantitative and investment risks to generate attractive risk-adjusted returns

Minimize

"uncompensated for" risks

non-investment risks that can impair capital



Quantitative Risk
Correlations
Performance Attribution
Liquidity
Scenario Analysis and Stress Tests
Strategy and Manager Diversification
Exposure Profiles
Strategy Risk
Value at Risk
Factor Risks and Exposures
- Equity
- Fixed Income
- Credit
- Volatility
- Liquidity
- Concentrations
- Derivatives
- Leverage
Management Risk
Quality of Franchise
Alignment of Interests
Organizational Stability
Investment Discipline
Integrity and Ethics
Client Mix
Legal
Operational Risk
Control Environment
Pricing and Valuations
Transparency and Reporting
External Service Providers
Systems & Disaster Recovery
Trading, Settlement and Reconciliation
Accounting and Audit

Aetos' risk management philosophy focuses on investment risks while seeking to minimize management and operational risks

AETOS

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 *  COMMINGLED FUND PORTFOLIOS  SECTION IV

 *  Overview of Commingled Offerings  1 Data as of [Date] and excludes managers under redemption.   1. Aetos Model Commingled Portfolios (Current Allocations)  Long/Short Strategies Fund  Multi-Strategy Arbitrage Fund  Distressed Investment Strategies Fund  [Name] Portfolio  [Name] Portfolio (Flagship Offering)  [Name] Portfolio  2. Customized Allocations   Aetos Strategy-Specific Commingled Funds1  Clients can customize allocations to one or more of the Aetos Funds  xx Managers  xx Managers  xx Managers  Aetos is one of a few firms to offer customizable commingled portfolios to address clients’ specific investment parameters  Pie Chart  Pie Chart  Pie Chart

Aetos Portfolio Overview

Strategy Allocations

Strategy Allocation Pie Chart

(Updated Monthly)

Number of Managers[1]:	Xx
Number of Strategies[1]:	xx
Median Position Size[1]:	x.x%
Average Position Size[1]:	x.x%

Portfolio Statistics

Long Exposure	xx%
Short Exposure	xx%
Net Exposure	xx%
Weighted Average Underlying Manager Management Fee[2]	xx%

Geographic Exposures

Geographic Exposures Bar Chart

(Updated Quarterly)

[1] Figures exclude managers under redemption.

[2] Weighted average underlying manager fee is as of [Date] and excludes underlying manager incentive fees, which are in addition to the management fee.

Strategy allocations are as of [Date], while exposures are as of [Date]. The information shown is subject to change over time, excludes cash and may not sum to 100% due to rounding.

AETOS

30

 *  Aetos Portfolio Performance  Annualized Performance vs. [Name] Index  Largest Market Drawdowns Since Inception ([Date])1  The Aetos Portfolio has outperformed its peers (as measured by the [Name] Index) since inception  We have provided strong downside risk protection during periods of significant market declines  1 Represents the largest market drawdowns of the [Index] since Aetos Portfolio’s inception in [Date] through [Date].Performance footnote.  Drawdown Bar Chart(Updated Monthly)  Growth of a Dollar Line Chart(Updated Monthly)

 *  Aetos Portfolio Performance Summary          Annualized Returns  Annualized Returns  Annualized Returns  Annualized Returns    Since Inception ([Date])  Since Inception ([Date])  Since Inception ([Date])  Since Inception ([Date])    Qxxxxx  YTD xxxx    1 Year  3 Years  5 Years  10 Years    Annualized Return  Standard Deviation  Sharpe Ratio  Portfolio Beta vs. Indices  Aetos Portfolio  x.xx%  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  -  [Name] Index  x.xx%  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  -  [Name] Index  x.xx%  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  x.xx  [Name] Index  x.xx%  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  x.xx  Performance footnote.

 *  HOW WE WORK WITH CLIENTS  SECTION V

 *  Strategic Partnerships  The clients referenced above are a subset of our historical separate account relationships.  Aetos has been serving as a strategic partner to sophisticated institutions since its inception, across both discretionary and advisory mandates  Deep Resources  Customized Services  We leverage our resources and expertise across market and investment research, operational due diligence, risk management, and legal and compliance to help clients create best-in-class hedge fund programs  Our most senior professionals work with clients to fully customize all aspects of the relationship to align ourselves with clients’ specific needs

Collaboration Forms the Building Blocks of a Strategic Relationship

Education

Economic and Market Research

Image of Economic and Market Research

- Capital markets insights and proprietary research
- Ongoing education on hedge fund strategies and sub-strategies
- Dedicated "teach-in" sessions

Training/Collaboration

Ongoing Knowledge Transfer

Image of Ongoing Knowledge Transfer

- Training on investment processes and industry best practices
- Joint meeting with existing and prospective managers
- Instruction on risk management tools and technology

Analysis and Reporting

Direct Portfolio Detail

Image of Direct Portfolio Detail

- Risk exposure aggregation across clients' total absolute return program
- Holdings-based portfolio analytics through proprietary risk tool
- Customized portfolio reporting

We pride ourselves on a high level of knowledge transfer and partnership with clients

AETOS

35

 *  SUMMARY OF KEY TERMS  APPENDIX A

 *  Aetos Commingled Hedge Fund of Funds  Key Terms  Key Terms  Minimum Investment  $1 million  Subscription Frequency  Monthly  Lock-Up Period  1 year  Redemption Frequency  Quarterly with 90 days’ notice  Fund Structures  Onshore and offshore vehicles, including 3(c)(1) and 3(c)(7)  ERISA Capacity  Yes  SEC Registration  Aetos Funds are registered with the SEC as closed-end investment companies under the Investment Company Act of 1940   Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Legal Counsel  Clifford Chance, LLP (onshore), Maples & Calder (offshore)  Custodian  JP Morgan Chase Bank

 *  ADDITIONAL PERFORMANCE DETAIL  APPENDIX B

Aetos Portfolio Historical Track Record

Monthly Performance (US$)													
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**

Performance footnote.

AETOS

39

 *  AETOS FUNDS  APPENDIX C

Aetos Fund Profile

Performance and Statistics[1]					
Annualized Returns	**1 Year**	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
[Name] Index	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
[Name] Index	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
[Name] Index	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	x.xx%	x.xx%	x.xx%	x.xx%
[Name] Index	-	x.xx%	x.xx%	x.xx%	x.xx%
[Name] Index	-	x.xx%	x.xx%	x.xx%	x.xx%
[Name] Index	-	x.xx%	x.xx%	x.xx%	x.xx%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	x.xx	x.xx	x.xx	x.xx
[Name] Index	-	x.xx	x.xx	x.xx	x.xx
[Name] Index	-	x.xx	x.xx	x.xx	x.xx
[Name] Index	-	x.xx	x.xx	x.xx	x.xx

Historical Monthly Performance[1]													
	Jan	**Feb**	**Mar**	**Apr**	**May**	**Jun**	**Jul**	**Aug**	**Sep**	**Oct**	**Nov**	**Dec**	**YTD**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**
[Date]	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	x.xx%	**x.xx%**

Sub-Strategy Allocations[2]

Sub-Strategy Allocation Pie Chart

(Updated Monthly)

Number of Managers[3]:	xxx
Number of Sub-Strategies[3]:	xx
Median Position Size[3]:	x.x%
Average Position Size[3]:	x.x%

Geographic Exposures[2]

Geographic Exposures Bar Chart

(Updated Quarterly)

[1] *Performance footnote.*

[2] *Sub-strategy allocation information is as of [Date], while exposures are as of [Date]. Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

[3] *Figures exclude managers under redemption.*

AETOS

41

*  BIOGRAPHIES  APPENDIX D

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